Consolidated Balance Sheets (USD $)	Oct. 31, 2011	Oct. 31, 2010
Assets
Cash	$ 1,091,513	$ 2,522,058
Trade accounts receivable, net of allowance for doubtful accounts of $145,616 in 2011 and $120,450 in 2010	10,797,820	10,659,623
Other receivables	510,714	606,435
Income taxes refundable	434,124	373,090
Inventories	16,497,185	14,422,787
Prepaid expenses and other assets	374,028	332,475
Deferred income taxes - current	1,817,807	1,750,542
Total current assets	31,523,191	30,667,010
Property and equipment, net	12,544,465	13,125,114
Intangible assets, net	295,843	695,580
Deferred income taxes - noncurrent	426,770	626,132
Other assets, net	154,945	176,930
Total assets	44,945,214	45,290,766
Liabilities and Shareholders' Equity
Current installments of long-term debt	190,593	177,350
Accounts payable and accrued expenses	5,426,467	5,339,941
Accrued compensation and payroll taxes	2,579,865	2,181,235
Income taxes payable		63,590
Total current liabilities	8,196,925	7,762,116
Note payable to bank		700,000
Long-term debt, excluding current installments	8,000,311	8,191,785
Other noncurrent liabilities	1,025,003	1,056,803
Total liabilities	17,222,239	17,710,704
Shareholders' equity:
Preferred stock, no par value, authorized 1,000,000 shares; none issued and outstanding
Common stock, no par value, authorized 50,000,000 shares; issued and outstanding 6,287,761 shares in 2011 and 6,280,173 shares in 2010	6,771,565	5,987,777
Retained earnings	21,437,609	21,869,667
Total shareholders' equity attributable to Optical Cable Corporation	28,209,174	27,857,444
Noncontrolling interest	(486,199)	(277,382)
Total shareholders' equity	27,722,975	27,580,062
Commitments and contingencies
Total liabilities and shareholders' equity	$ 44,945,214	$ 45,290,766